LEASES	6 Months Ended
Jun. 30, 2022
LEASES
LEASES

13.LEASES

(a)	Amounts recognized in the consolidated statement of financial position

The carrying amounts of right-of-use assets for lease, and lease liabilities are as below:

Right-of-use assets	RMB’000
Net book amount at January 1, 2022	44,288
Net book amount at June 30, 2022	37,952

Lease liabilities	RMB’000
Net book amount at January 1, 2022 (current of 13,404 and non-current of 33,325)	46,729
Net book amount at June 30, 2022 (current of 13,745 and non-current of 19,468)	33,213

(b)	Amounts recognized in the consolidated income statement

The consolidated income statement shows the following amounts relating to leases:

	Six months ended June 30
	2022	2021
	RMB’000	RMB’000
Depreciation charge of right-of-use assets	6,564	7,035
Interest expense	753	1,094

The total cash outflow in financing activities for leases during the six months ended June 30, 2022 and 2021 was RMB 14,480,000 and 14,964,000, respectively.